Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Mar. 25, 2020
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS INSTITUTIONAL FUNDS
CIK	dei_EntityCentralIndexKey	0000862157
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Mar. 25, 2020
Effective Date	dei_DocumentEffectiveDate	Mar. 25, 2020
Prospectus Date	rr_ProspectusDate	May 01, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A